COMBINED STATEMENTS OF PARENT'S NET INVESTMENT - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
COMBINED STATEMENTS OF PARENT'S NET INVESTMENT
Beginning balance			$ 1,282,310	$ 1,308,853	$ 1,308,853	$ 1,438,960
Net income (loss)	$ 10,723	$ (2,570)	42,055	(4,680)	6,349	(50,463)
Net distributions to Parent		$ (11,466)		$ (14,687)	(32,892)	(79,644)
Ending balance	$ 2,738,619		$ 2,738,619		$ 1,282,310	$ 1,308,853